UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, August 13, 2008


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$40,756

List of Other Included Managers:    NONE






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      533     7666 SH       SOLE                     5766              1900
Altria Group Inc               COM              02209S103      609    29634 SH       SOLE                    24334              5300
BP-Amoco                       COM              055622104      352     5058 SH       SOLE                     1558              3500
Bank Of America Corp           COM              060505104      222     9308 SH       SOLE                     8790               518
Church & Dwight Co Inc         COM              171340102      256     4550 SH       SOLE                     3950               600
Citigroup Inc                  COM              172967101      210    12500 SH       SOLE                     7870              4630
Erie Indemnity Co              COM              29530P102     2575    55794 SH       SOLE                     5296             50498
Exxon Mobil Corp               COM              30231G102      840     9529 SH       SOLE                     2579              6950
General Electric Co            COM              369604103      443    16601 SH       SOLE                    10201              6400
Hewlett-Packard Co.            COM              428236103      205     4645 SH       SOLE                     3370              1275
IBM                            COM              459200101      203     1710 SH       SOLE                     1370               340
Kraft Foods Inc Cl A           COM              50075N104      600    21098 SH       SOLE                    17271              3827
L-3 Communications Holdings    COM              502424104      604     6650 SH       SOLE                     5550              1100
Lorillard Inc.                 COM              544147101      394     5700 SH       SOLE                     4600              1100
McKesson Hboc Inc.             COM              58155Q103      309     5520 SH       SOLE                     4395              1125
Philip Morris International In COM              718172109     1472    29794 SH       SOLE                    24494              5300
Procter & Gamble Co            COM              742718109      412     6780 SH       SOLE                     6380               400
Schlumberger Ltd.              COM              806857108      269     2500 SH       SOLE                     2000               500
Stryker Corp                   COM              863667101      201     3200 SH       SOLE                     1400              1800
Union Pacific Corp.            COM              907818108      378     5000 SH       SOLE                                       5000
CGM Focus Fd                   MF               125325506     2081    33859 SH       SOLE                    33240               619
Dodge & Cox Stock Fund         MF               256219106     1215    10910 SH       SOLE                    10752               159
Fidelity Spartan Us Equity Ind MF               315911206      231     5087 SH       SOLE                                       5087
Materials Select Sector SPDR E MF               81369Y100      341     8160 SH       SOLE                     6700              1460
Schwab Instl Select S&P 500    MF               808509798     4132   404348 SH       SOLE                   404348
Vanguard Index 500 Portfolio   MF               922908108     2680    22748 SH       SOLE                    21439              1309
Vanguard Morgan Growth         MF               921928107      566    31718 SH       SOLE                    21763              9955
Vanguard TTL Stock Mkt ETF     MF               922908769      757    11804 SH       SOLE                     9304              2500
iShares DJ US Technology ETF   MF               464287721      205     3778 SH       SOLE                     3566               212
iShares Russell 1000 Grwth ETF MF               464287614      392     7090 SH       SOLE                     6945               145
iShares S&P 500 ETF            MF               464287200      755     5902 SH       SOLE                     4461              1441
CGM Realty Fund                MF               125325407      291     8900 SH       SOLE                     8900
Buffalo Science & Technology F MF               119530103     1424   122578 SH       SOLE                   119917              2661
Calamos Growth Fd              MF               128119302      484     9215 SH       SOLE                     9157                58
Janus MC Value Fd              MF               471023598     1154    53485 SH       SOLE                    53183               302
Meridian Growth Fund           MF               589619105      364    10822 SH       SOLE                    10357               465
Rainier Small/Mid Growth Fd    MF               750869208     1012    28591 SH       SOLE                    28591
T Rowe MC Growth               MF               779556109      415     7707 SH       SOLE                     7707
iShares Russell MC Growth ETF  MF               464287481     2020    19090 SH       SOLE                    17661              1429
iShares Russell MC Value ETF   MF               464287473     1724    13401 SH       SOLE                    13104               297
Diamond Hill SC Fd             MF               25264S304      210     9442 SH       SOLE                     9442
Royce Premier SC Fd            MF               780905600      292    16174 SH       SOLE                    16174
UMB Scout SC Fd                MF               904199700     1349    83750 SH       SOLE                    82797               952
iShares Russell 2000 Growth ET MF               464287648      557     7317 SH       SOLE                     6841               476
iShares Russell 2000 Value ETF MF               464287630      620     9729 SH       SOLE                     9422               307
Artisan Int'l Fund             MF               04314H204      201     7707 SH       SOLE                     7707
Julius Baer Intl A             MF               481370104      525    13598 SH       SOLE                    13598
Thornburg In'tl Value I        MF               885215566      562    19172 SH       SOLE                    18431               741
UMB Scout Int'l Fd             MF               904199403     3111    89633 SH       SOLE                    87359              2274